UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [X];   Amendment Number: 3
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[X] adds new holding entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 5/15/2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name: 		Alyeska Investment Group, L.P.

Address:  	77 West Wacker Drive
		7th Floor
		Chicago, IL 60601


Form 13F File Number:    028-13284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Bragg
Title:	CFO
Phone:	(312) 899-7902

Signature, Place, and Date of Signing:

/s/ Jason Bragg			Chicago, IL		February 22, 2010
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		1

Form 13F Information Table Entry Total:  	134

Form 13F Information Table Value Total:  	$968,168
						(thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----
1	028-13417		Alyeska Master Fund, L.P.

							FORM 13F INFORMATION TABLE


Column 			Column 		Column 		Column 			Column 			Column	Column	Column
1			2		3		4			5			6	7	8
-------------------	---------	---------	-------		----------------------------	-------	------	-------------
NAME			TITLE						SH
OF			OF				VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS		CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE SHRD NONE
-------------------	---------	---------	-------		------		------	----	------	------	---- ---- ----
ABBOTT LABS		COM		002824100	$12,268		257,187		SH		SOLE	1	SOLE
ADVANCE AUTO PARTS INC	COM		00751Y106	$11,165		271,780		SH		SOLE	1	SOLE
ALASKA AIR GROUP INC 	COM		011659109	$2,635		149,998		SH		SOLE	1	SOLE
ALLERGAN INC 		COM		018490102	$8,875		185,815		SH		SOLE	1	SOLE
ALLIANT TECHSYSTEMS INC COM		018804104	$9,042		135,000		SH		SOLE	1	SOLE
AMERICAN MED SYS HLDGS 	COM		02744M108	$2,367		212,283		SH		SOLE	1	SOLE
AMETEK INC NEW 		COM		031100100	$10,347		330,880		SH		SOLE	1	SOLE
AMGEN INC 		COM		031162100	$12,071		243,750		SH		SOLE	1	SOLE
ANWORTH MORTGAGE ASSET 	COM		037347101	$953		155,470		SH		SOLE	1	SOLE
ASPEN INSURANCE HOLDING	SHS		G05384105	$1,348		60,000		SH		SOLE	1	SOLE
BANK HAWAII CORP 	COM		062540109	$8,843		268,136		SH		SOLE	1	SOLE
BB&T CORP 		COM		054937107	$9,306		550,000		SH		SOLE	1	SOLE
BEST BUY INC 		COM		086516101	$5,900		155,419		SH		SOLE	1	SOLE
BUCYRUS INTL INC NEW 	COM		118759109	$6,072		400,000		SH		SOLE	1	SOLE
CAI INTERNATIONAL INC 	COM		12477X106	$214		75,707		SH		SOLE	1	SOLE
CONTINENTAL AIRLS INC	NOTE 5.000% 6/1	210795PJ3	$1,634		2,000,000	PRN		SOLE	1	SOLE
CONTINENTAL AIRLS INC	CL B		210795308	$7,048		800,000		SH	PUT	SOLE	1	SOLE
CARDTRONICS INC		COM		14161H108	$653		368,862		SH		SOLE	1	SOLE
CARMAX INC 		COM		143130102	$1,866		150,000		SH		SOLE	1	SOLE
CARNIVAL CORP		PAIRED CTF	143658300	$3,240		150,000		SH		SOLE	1	SOLE
CB RICHARD ELLIS GROUP 	CL A		12497T101	$534		132,553		SH		SOLE	1	SOLE
CBS CORP NEW 		CL B		124857202	$2,496		650,000		SH		SOLE	1	SOLE
CENTENNIAL COMMUNCTNS	CL A NEW	15133V208	$4,130		500,000		SH		SOLE	1	SOLE
CENTURYTEL INC		COM		156700106	$13,821		491,518		SH		SOLE	1	SOLE
CHEESECAKE FACTORY INC 	COM		163072101	$6,971		608,856		SH		SOLE	1	SOLE
CHINA MED TECHNOLOGIES 	SPONSORED ADR	169483104	$305		22,148		SH		SOLE	1	SOLE
CHESAPEAKE ENERGY CORP	NOTE 2.250%12/1	165167CB1	$6,799		13,100,000	PRN		SOLE	1	SOLE
CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1	165167BZ9	$8,188		12,500,000	PRN		SOLE	1	SOLE
CIT GROUP INC 		COM		125581108	$587		205,800		SH		SOLE	1	SOLE
CHINA MED TECHNOLOGIES 	NOTE 4.000% 8/1	169483AC8	$5,548		11,750,000	PRN		SOLE	1	SOLE
CHINA MED TECHNOLOGIES 	SPONSORED ADR	169483104	$4,131		300,000		SH	PUT	SOLE	1	SOLE
COACH INC 		COM		189754104	$5,883		352,277		SH		SOLE	1	SOLE
COMERICA INC		COM		200340107	$5,612		306,480		SH		SOLE	1	SOLE
CONTINENTAL AIRLS INC 	CL B		210795308	$1,997		226,654		SH		SOLE	1	SOLE
CV THERAPEUTICS INC 	COM		126667104	$1,767		88,900		SH		SOLE	1	SOLE
DANAHER CORP DEL 	COM		235851102	$15,683		289,250		SH		SOLE	1	SOLE
DECKERS OUTDOOR CORP 	COM		243537107	$6,365		120,000		SH		SOLE	1	SOLE
DEERE & CO 		COM		244199105	$9,039		275,000		SH		SOLE	1	SOLE
DIRECTV GROUP INC 	COM		25459L106	$6,837		300,000		SH		SOLE	1	SOLE
DISCOVERY COMMUNICATNS	COM SER A	25470F104	$3,609		225,285		SH		SOLE	1	SOLE
DISH NETWORK CORP	CL A		25470M109	$6,416		577,500		SH		SOLE	1	SOLE
DREAMWORKS ANIMATION 	CL A		26153C103	$12,335		570,000		SH		SOLE	1	SOLE
FIFTH THIRD BANCORP 	COM		316773100	$8,960		3,068,331	SH		SOLE	1	SOLE
FINISH LINE INC 	CL A		317923100	$4,211		636,076		SH		SOLE	1	SOLE
FIRST AMERN CORP CALIF	COM		318522307	$6,362		240,000		SH		SOLE	1	SOLE
FIRST HORIZON NATL CORP	COM		320517105	$8,926		831,108		SH		SOLE	1	SOLE
FOSTER WHEELER AG 	COM		H27178104	$6,551		375,000		SH		SOLE	1	SOLE
GEN-PROBE INC NEW 	COM		36866T103	$13,244		290,570		SH		SOLE	1	SOLE
GOLDMAN SACHS GROUP INC COM		38141G104	$7,638		72,042		SH		SOLE	1	SOLE
GOODRICH CORP 		COM		382388106	$15,535		410,000		SH		SOLE	1	SOLE
GRAINGER W W INC 	COM		384802104	$13,012		185,405		SH		SOLE	1	SOLE
HASBRO INC 		COM		418056107	$7,646		305,000		SH		SOLE	1	SOLE
HOLOGIC INC 		COM		436440101	$6,956		531,400		SH		SOLE	1	SOLE
HONEYWELL INTL INC 	COM		438516106	$11,144		400,000		SH		SOLE	1	SOLE
HOST HOTELS & RESORTS 	COM		44107P104	$2,489		635,000		SH		SOLE	1	SOLE
HUDSON CITY BANCORP 	COM		443683107	$6,189		529,456		SH		SOLE	1	SOLE
ILLUMINA INC 		COM		452327109	$6,930		186,100		SH		SOLE	1	SOLE
IMMUCOR INC 		COM		452526106	$5,533		220,000		SH		SOLE	1	SOLE
INCYTE CORP 		COM		45337C102	$138		58,900		SH		SOLE	1	SOLE
INTERPUBLIC GROUP COS 	COM		460690100	$4,120		1,000,000	SH		SOLE	1	SOLE
INVESCO LTD		SHS		G491BT108	$6,286		453,569		SH		SOLE	1	SOLE
IPC HLDGS LTD 		ORD		G4933P101	$165		6,100		SH		SOLE	1	SOLE
JOHNSON CTLS INC 	COM		478366107	$3,000		250,000		SH		SOLE	1	SOLE
JPMORGAN CHASE & CO 	COM		46625H100	$11,299		425,078		SH		SOLE	1	SOLE
K12 INC 		COM		48273U102	$633		45,545		SH		SOLE	1	SOLE
KEYCORP NEW 		COM		493267108	$4,853		616,616		SH		SOLE	1	SOLE
KINROSS GOLD CORP  	COM NO PAR	496902404	$408		22,828		SH		SOLE	1	SOLE
KROGER CO 		COM		501044101	$5,701		268,643		SH		SOLE	1	SOLE
LAS VEGAS SANDS CORP 	COM		517834107	$3,311		1,100,000	SH		SOLE	1	SOLE
LEGG MASON INC		UNIT 99/99/9999	524901303	$13,129		725,000		SH		SOLE	1	SOLE
LENNOX INTL INC 	COM		526107107	$11,246		425,000		SH		SOLE	1	SOLE
LIBERTY MEDIA CORP NEW	DEB 3.125% 3/3	530718AF2	$11,771		14,906,000	PRN		SOLE	1	SOLE
LIBERTY MEDIA CORP NEW	ENT COM SER A	53071M500	$9,202		461,245		SH		SOLE	1	SOLE
LIFE TECHNOLOGIES CORP 	COM		53217V109	$12,992		400,000		SH		SOLE	1	SOLE
LINCOLN EDL SVCS CORP	COM		533535100	$75		4,100		SH		SOLE	1	SOLE
LOWES COS INC 		COM		548661107	$12,045		660,000		SH		SOLE	1	SOLE
LULULEMON ATHLETICA INC	COM		550021109	$5,310		613,164		SH		SOLE	1	SOLE
MACROVISION SOLUTIONS 	COM		55611C108	$9,647		542,286		SH		SOLE	1	SOLE
MARRIOTT INTL INC NEW	CL A		571903202	$4,090		250,000		SH		SOLE	1	SOLE
MCDONALDS CORP 		COM		580135101	$16,426		301,000		SH		SOLE	1	SOLE
MEAD JOHNSON NUTRITION 	COM CL A	582839106	$1,506		52,167		SH		SOLE	1	SOLE
MEDTRONIC INC 		COM		585055106	$8,841		300,000		SH		SOLE	1	SOLE
MASSEY ENERGY CO	NOTE 3.250% 8/0	576203AJ2	$16,393		26,500,000	PRN		SOLE	1	SOLE
MFA FINANCIAL INC 	COM		55272X102	$3,617		615,067		SH		SOLE	1	SOLE
MILLIPORE CORP 		COM		601073109	$11,415		198,828		SH		SOLE	1	SOLE
MOLSON COORS BREWING CO CL B		60871R209	$1,611		47,000		SH		SOLE	1	SOLE
MYLAN INC 		COM		628530107	$9,925		740,112		SH		SOLE	1	SOLE
NAVISTAR INTL CORP NEW 	COM		63934E108	$9,703		290,000		SH		SOLE	1	SOLE
NEWMONT MINING CORP	NOTE 3.000% 2/1	651639AK2	$3,092		2,500,000	PRN		SOLE	1	SOLE
NEWMONT MINING CORP 	COM		651639106	$1,934		43,200		SH		SOLE	1	SOLE
NOVA CHEMICALS CORP 	COM		66977W109	$5,760		1,000,000	SH		SOLE	1	SOLE
NRG ENERGY INC		COM NEW		629377508	$7,480		425,000		SH		SOLE	1	SOLE
NUCOR CORP 		COM		670346105	$4,008		105,000		SH		SOLE	1	SOLE
PEOPLES UNITED FINL	COM		712704105	$1,797		100,000		SH		SOLE	1	SOLE
PETRO-CDA 		COM		71644E102	$6,645		250,000		SH		SOLE	1	SOLE
PFIZER INC 		COM		717081103	$13,327		978,480		SH		SOLE	1	SOLE
POLO RALPH LAUREN CORP 	CL A		731572103	$11,956		282,993		SH		SOLE	1	SOLE
PRICELINE COM INC	COM NEW		741503403	$5,909		75,000		SH		SOLE	1	SOLE
PROGRESS ENERGY INC 	COM		743263105	$1,126		31,042		SH		SOLE	1	SOLE
PSS WORLD MED INC	COM		69366A100	$2,870		200,000		SH	PUT	SOLE	1	SOLE
RADIOSHACK CORP 	COM		750438103	$8,553		997,972		SH		SOLE	1	SOLE
RAYTHEON CO  		COM NEW		755111507	$13,629		350,000		SH		SOLE	1	SOLE
REGAL BELOIT CORP 	COM		758750103	$13,550		442,226		SH		SOLE	1	SOLE
REGAL ENTMT GROUP 	CL A		758766109	$2,715		202,472		SH		SOLE	1	SOLE
RESMED INC 		COM		761152107	$10,169		287,750		SH		SOLE	1	SOLE
TRANSOCEAN INC		NOTE 1.500%12/1	893830AV1	$20,325		23,518,000	PRN		SOLE	1	SOLE
COMPANHIA VALE DO RIO 	SPONSORED ADR	204412209	$1,995		150,000		SH	PUT	SOLE	1	SOLE
ROBBINS & MYERS INC	COM		770196103	$23		1,500		SH		SOLE	1	SOLE
ROHM & HAAS CO 		COM		775371107	$16,865		213,909		SH		SOLE	1	SOLE
SAFEWAY INC  		COM NEW		786514208	$8,361		414,112		SH		SOLE	1	SOLE
SBA COMMUNICATIONS CORP	COM		78388J106	$4,969		213,277		SH		SOLE	1	SOLE
SCHEIN HENRY INC 	COM		806407102	$6,998		175,000		SH		SOLE	1	SOLE
SCHERING PLOUGH CORP	COM		806605101	$41,213		1,750,000	SH		SOLE	1	SOLE
SCIENTIFIC GAMES CORP 	CL A		80874P109	$2,180		180,000		SH		SOLE	1	SOLE
SELECT SECTOR SPDR TR 	SBI INT-FINL	81369Y605	$485		55,000		SH		SOLE	1	SOLE
SELECT SECTOR SPDR TR 	SBI INT-UTILS	81369Y886	$3,194		125,000		SH		SOLE	1	SOLE
SIRONA DENTAL SYSTEMS 	COM		82966C103	$3,584		250,292		SH		SOLE	1	SOLE
SPECTRA ENERGY CORP 	COM		847560109	$3,206		226,700		SH		SOLE	1	SOLE
SRA INTL INC 		CL A		78464R105	$2,940		199,998		SH		SOLE	1	SOLE
STARWOOD HOTELS&RESORTS COM		85590A401	$1,905		150,000		SH		SOLE	1	SOLE
SUN MICROSYSTEMS INC	COM NEW		866810203	$8,784		1,200,000	SH		SOLE	1	SOLE
TERADYNE INC 		COM		880770102	$1,095		250,000		SH		SOLE	1	SOLE
TEVA PHARMACEUTICAL 	ADR		881624209	$869		19,300		SH		SOLE	1	SOLE
TIME WARNER INC NEW	COM		887317303	$6,441		333,756 	SH		SOLE	1	SOLE
APOGENT TECHNOLOGIES	DBCV 12/1	03760AAK7	$3,787		3,000,000	PRN		SOLE	1	SOLE
TYSON FOODS INC		NOTE 3.250%10/1	902494AP8	$23,455		25,800,000	PRN		SOLE	1	SOLE
TYCO INTL LTD BERMUDA	SHS		H89128104	$13,688		699,800 	SH		SOLE	1	SOLE
VIA INC NEW		CL B		92553P201	$6,538		376,165		SH		SOLE	1	SOLE
WAL MART STORES INC 	COM		931142103	$14,205		272,650		SH		SOLE	1	SOLE
WALGREEN CO 		COM		931422109	$14,538		560,000		SH		SOLE	1	SOLE
WASTE CONNECTIONS INC	COM		941053100	$1,588		61,800		SH		SOLE	1	SOLE
WELLS FARGO & CO NEW 	COM		949746101	$6,747		473,810		SH		SOLE	1	SOLE
WYETH 			COM		983024100	$45,192		1,050,000	SH		SOLE	1	SOLE
WYNDHAM WORLDWIDE CORP 	COM		98310W108	$3,399		809,272		SH		SOLE	1	SOLE


